Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 15,172,000	$ 2,195,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	15,171,885	2,195,436
Income Statement Functional Expense Categories | Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	8,180,398	1,104,007
Income Statement Functional Expense Categories | Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	661,392	48,064
Income Statement Functional Expense Categories | Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 6,330,095	$ 1,043,365